Segmental reporting - Analysis of results by business (Narrative) (Details) - Barclays Bank Group [member] £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 Employees
Head Office [member]
Disclosure of operating segments [line items]
Certain legacy capital instrument funding costs | £	£ 351
Barclay's Africa Banking Group Limited [member]
Disclosure of operating segments [line items]
Number of employees (full time equivalent) | Employees		40,800